INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
(Loss) income before income taxes:
Domestic			$ (18,981)	$ (49,477)	$ 10,859	$ (6,021)
Foreign			7,926	11,859	17,487	32,174
Total (loss) income before income taxes			$ (11,055)	$ (37,618)	$ 28,346	$ 26,153
Federal income tax rate (as a percent)			21.00%	21.00%	21.00%	21.00%
Tax provision at federal statutory rate			$ (2,322)	$ (7,900)	$ 5,953	$ 5,492
State and local taxes			1,812	(278)	426	(879)
Foreign rate differential			(70)	(125)	789	1,533
Change in tax rates			735	0	(2,209)	(53)
Changes in uncertain tax positions			40	(651)	64	(100)
Change in valuation allowance			(1,474)	883	588	(1,957)
Goodwill impairment			0	3,717	0	0
Impact of Luxembourg restructuring			0	0	(6,438)	0
U.S. effects of international operations			320	2,084	3,079	6,136
Tax credits			(2,161)	(1,201)	(5,233)	(5,498)
Other			502	(11)	515	638
Total (benefit) provision for income taxes	$ (3,682)	$ (3,118)	$ (2,618)	$ (3,482)	$ (2,466)	$ 5,312
Effective tax rate (as a percent)	23.40%	9.80%	23.70%	9.30%	(8.70%)	20.30%